Goodwill (Schedule of Changes in the Carrying Amount of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Abstract].
Goodwill as of January 1	$ 385,629	$ 383,853
Translation differences	1,500	1,700
Goodwill as of December 31	$ 387,108	$ 385,629